CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Common Class A [Member]	Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Dividends [Member]	Total
Balance at Dec. 31, 2009	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Dec. 31, 2009	0	0
Issuance of common stock at $0.0001/$0.0001 per share	4,600		10,500			15,100
Issuance of common stock at $0.0001/$0.0001 per share (in Shares)	46,000,000,000,000
Cash dividends issued					(6,275)	(6,275)
Net loss				45,526		45,526
Balance at Dec. 31, 2010	4,600		10,500	45,526	(6,275)	54,351
Balance (in Shares) at Dec. 31, 2010	46,000,000,000,000
Issuance of common stock at $0.0001/$0.0001 per share	14,456	1,400	2,412,282			2,428,138
Issuance of common stock at $0.0001/$0.0001 per share (in Shares)	144,557,500,000,000	1,400,000,000,000
Issuance of convertible notes in connection with warrants issuance			42,500			42,500
Stock based compensation			11,491			11,491
Cash dividends issued					(16,000)	(16,000)
Stock dividend issued					(24,489)	(24,489)
Net loss				(2,163,658)		(2,163,658)
Balance at Dec. 31, 2011	19,056	1,400	2,476,773	(2,118,132)	(46,764)	332,333
Balance (in Shares) at Dec. 31, 2011	190,557,500,000,000	1,400,000,000,000
Issuance of convertible notes in connection with warrants issuance	59,750		175,702			235,452
Issuance of convertible notes in connection with warrants issuance (in Shares)	59,750,000,000,000
Issuance of convertible notes in connection with notes issuance	67,866		238,615			306,481
Issuance of convertible notes in connection with notes issuance (in Shares)	67,865,748,000,000
Stock based compensation	158,305	3,600	510,437			668,742
Stock based compensation (in Shares)	158,305,000,000,000	3,600,000,000,000
Reverse	(190,874)		19,087			(171,787)
Reverse (in Shares)	(190,874,048,000,000)
Net loss				(1,841,421)		(1,841,421)
Balance at Sep. 30, 2012	$ 285,604	$ 5,000	$ 3,420,614	$ (4,006,317)		$ (295,099)
Balance (in Shares) at Sep. 30, 2012	285,604,200,000,000	5,000,000,000,000